SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Website development costs	$ 188,400	$ 189,956
Less: accumulated amortization	(16,134)
Intangible assets	$ 172,266	$ 189,956